SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated July 8, 2022
to the Prospectus, dated September 30, 2021, as amended on November 2, 2021, December 17,
2021, February 4, 2022, February 18, 2022, March 4, 2022 and April 8, 2022 (the
"Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

As a result of an internal reorganization of Virtus Investment Partners, Inc. ("Virtus"), effective July 1, 2022, the allocated portion of the Fund's investments managed by Stone Harbor Investment Partners LP, a wholly owned subsidiary and affiliate of Virtus, is hereby managed by Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC, another wholly owned subsidiary and affiliate of Virtus. There are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Stone Harbor Investment Partners LP" are hereby deleted and replaced with "Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC."

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1408 (07/22)

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated July 8, 2022
to the Statement of Additional Information, dated September 30, 2021, as amended on
October 22, 2021, November 2, 2021, December 17, 2021, February 4, 2022, February 18, 2022, March 4, 2022 and April 8, 2022 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

As a result of an internal reorganization of Virtus Investment Partners, Inc. ("Virtus"), effective July 1, 2022, the allocated portion of the Fund's investments managed by Stone Harbor Investment Partners LP, a wholly owned subsidiary and affiliate of Virtus, is hereby managed by Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC, another wholly owned subsidiary and affiliate of Virtus. There are no changes to the portfolio management personnel responsible for the management of the Fund.

Effective immediately, all references to "Stone Harbor Investment Partners LP" are hereby deleted and replaced with "Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC."

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Stone Harbor Investment Partners LP is hereby deleted and replaced with the following:

STONE HARBOR INVESTMENT PARTNERS, A DIVISION OF VIRTUS FIXED INCOME ADVISERS, LLC—Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC ("Stone Harbor") serves as a Sub-Adviser to the Emerging Markets Debt Fund. Stone Harbor is a division of Virtus Fixed Income Advisers, LLC, a wholly owned subsidiary of Virtus Investment Partners, Inc., a public company.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1409 (07/22)